Mineral interests	12 Months Ended
Dec. 31, 2024
Mineral interests
Mineral interests

12. Mineral interests

December 31, 2024	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2024	$1,357,954	$835,460	$2,193,414
Additions[2]	46,439	11,785	58,224
Disposals	—	(366)	(366)
As at December 31, 2024	$1,404,393	$846,879	$2,251,272

Accumulated depletion and impairments
As at January 1, 2024	$(337,290)	$(83,071)	$(420,361)
Depletion	(47,735)	(29,496)	(77,231)
Impairment charges[3]	(102,608)	(4,438)	(107,046)
As at December 31, 2024	$(487,633)	$(117,005)	$(604,638)
Carrying value	$916,760	$729,874	$1,646,634

December 31, 2023	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2023	$1,281,254	$285,857	$1,567,111
Additions[4]	76,700	552,603	629,303
Disposals[5]	—	(3,000)	(3,000)
As at December 31, 2023	$1,357,954	$835,460	$2,193,414

Accumulated depletion and impairments
As at January 1, 2023	$(284,095)	$(54,845)	$(338,940)
Depletion	(44,747)	(21,390)	(66,137)
Impairment charges[6]	(8,448)	(6,836)	(15,284)
As at December 31, 2023	$(337,290)	$(83,071)	$(420,361)
Carrying value	$1,020,664	$752,389	$1,773,053
1.	Includes $1,042 million (2023: $1,168 million) of depletable mineral interest and $605 million (2023: $605 million) of non-depletable mineral interest. Included within non-depletable mineral interest is $300 million (2023: $300 million) of exploration and evaluation assets, as defined by IFRS 6 Exploration for and Evaluation of Mineral Resources. No additions, disposals or impairments related to these assets in 2024 (2023: $166 million additions as part of the Maverix acquisition, and no disposals or impairments). Consequently, there were no cash flows related to these assets for the year ended December 31, 2024 (2023: Cash paid for acquisition of mineral interests associated with the Maverix transaction was included as Investing Activities in the Consolidated Statements of Cash Flows).
2.	Largely reflects the acquisition of the Agbaou stream ($19.9 million), Bonikro stream ($26.5 million), the Additional Tamarack Royalty ($8.0 million) and funding for the Prieska royalty ($3.4 million).
3.	Includes impairment charges for the Nevada Copper stream ($83.9 million), the Elevation Gold stream ($18.7 million), and other royalty interests ($4.4 million). Refer to Note 13 for further details.
4.	Reflects acquisition of Maverix, the Agbaou royalty ($15.5 million), the Clean Air Metals royalty ($3.7 million), the Stawell royalty ($16.6 million), the Prieska royalty ($3.5 million), the Nueva Recuperada royalty ($2.2 million) and the Johnson Camp Mine royalty ($5.5 million).
5.	Reflects the Eastern Borosi royalty divestment ($1.0 million loss).
6.	Reflects impairment charges taken for the Renard stream ($8.5 million) and the Beaufor royalty ($6.8 million). Refer to Note 13 for further details.

Significant cash flowing mineral interests acquired as part of the Maverix acquisition in 2023 included:

●	a 3.25% GRR and 1.5% NSR royalty on gold as well as a 1.5% NSR royalty on nickel on the Beta Hunt mine in Western Australia with an ascribed fair value on acquisition of $46.4 million;
●	a 2.0% NSR royalty on the Camino Rojo mine in Mexico with an ascribed fair value on acquisition of $27.4 million;
●	a 25% silver stream with an ongoing payment of 25% of spot silver price on the El Mochito mine in Honduras with an ascribed fair value on acquisition of $24.3 million; and
●	a 100% gold stream with ongoing payments of $650 per ounce of gold on the La Colorada mine in Mexico with an ascribed fair value on acquisition of $22.5 million.

Fair values were determined using discounted cash flow models with key assumptions used in the analysis being a 5% discount rate, forecast commodity prices and estimated future production over the life of mine.